ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of June 30,
	2025	2024
Accounts receivable	$12,185	$7,495
Less: allowance for credit loss	-	-
	$12,185	$7,495

The Company did not have any allowance for credit loss during the years ended June 30, 2025 and 2024.